As filed with the Securities and Exchange Commission on April 8, 2026

File No. 333-292336

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO.  3 ☒

 (Check Appropriate Box or Boxes)

Empower Annuity Insurance Company of America

(Name of Insurance Company)

8515 E Orchard Road

Greenwood Village, Colorado 80111

(Address of Insurance Company’s Principal Executive Offices)

(205) 268-1000

(Insurance Company’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b)

☒ On (May 1, 2026) pursuant to paragraph (b)

☐  80 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 3 is to delay the effective date of Post-Effective Amendment No. 1, which was filed on December 23, 2025, pursuant to Rule 485(a) of the Securities Act of 1933. The Post-Effective Amendment does not amend or delete the currently effective Prospectus Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933, the Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham, State of Alabama, on April 8, 2026.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

By: *
Edmund F. Murphy, President
Empower Annuity Insurance Company of America

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Chairman of the Board and Director	*
R. Jeffrey Orr

*	President, Chief Executive Officer, and Director	*
Edmund F. Murphy	(Principal Executive Officer)

*	Senior Vice President and Chief Financial Officer	*
Christine Moritz	(Principal Accounting and Financial Officer)

*	Director	*
Robin Bienfait

*	Director	*
Marcel Coutu

*	Director	*
Andre Desmarais

*	Director	*
Paul Desmarais, III

*	Director	*
Philippe Desmarais

*	Director	*
Gary Doer

*	Director	*
Gregory Fleming

*	Director	*
Claude Genereux

*	Director	*
David Harney

*	Director	*
Jason P. Lawrence

*		Director	*
Alain Louvel

*		Director	*
Paula Madoff

*		Director	*
James P. O’Sullivan

*		Director	*
Robert Reynolds

*		Director	*
T. Timothy Ryan

*		Director	*
Jerome Selitto

*		Director	*
Dhvani Shah

*		Director	*
Brian Walsh

*BY:	/s/ BRANDON J. CAGE		April 8, 2026
Brandon J. Cage
Attorney-in-Fact